Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

24. Subsequent Events

Management has evaluated subsequent events that have occurred through May 21, 2024, which is the date the financial statements were available to be issued and has determined that there were no subsequent events that required recognition or disclosure in the financial statements as of and for the period ended March 31, 2024, except as disclosed below.

On April 19, 2024, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”), by and between the Company and an institutional investor (the “Investor”), pursuant to which the Company agreed to issue to the Investor a senior convertible note in the principal amount of $2,160,000, issued with an eight percent (8.0%) original issue discount (the “Convertible Note”), and a warrant (the “Warrant”) to purchase up to 2,411,088 shares of the Company’s common stock at an exercise price of $0.480 per share (the “Exercise Price”). The Company received gross proceeds of $2,000,000, before fees and other expenses associated with the transaction.

The Convertible Note matures on April 20, 2025 and bears interest at a rate of seven percent (7%) per annum. The Convertible Note is convertible in whole or in part at the option of the Investor into shares of Common Stock (the “Conversion Shares”) at the Conversion Price (as defined in the Convertible Note) at any time following the date of issuance of the Convertible Note. The Convertible Note is payable monthly on each Installment Date (as defined in the Convertible Note) commencing on the earlier of July 18, 2024 and the effective date of the initial registration statement in an amount equal the sum of (A) the lesser of (x) $216,000 and (y) the outstanding principal amount of the Convertible Note, (B) interest due and payable under the Convertible Note and (C) other amounts specified in the Convertible Note (such sum being the “Installment Amount”); provided, however, if on any Installment Date, no failure to meet the Equity Conditions (as defined in the Convertible Note) exists pursuant to the Convertible Note, the Company may pay all or a portion of the Installment Amount with shares of its common stock based on the Installment Conversion Price, which is the lower of (i) the Conversion Price (as defined in the Convertible Note) and (ii) the greater of (x) 92% of the average of the two (2) lowest daily VWAPs (as defined in the Convertible Note) in the ten (10) trading days immediately prior to each conversion date and (y) $0.07.

Additionally on April 19, 2024, Maxim Group LLC served as the sole placement agent (the “Placement Agent”) and the Company agreed to issue the Placement Agent a warrant to purchase up to an aggregate of 241,109 shares of Common Stock (the “Placement Agent Warrant”) at an exercise price of $0.527 per share, which Placement Agent Warrant is exercisable at any time on or after the six-month anniversary of the closing date of the Private Placement and will expire on the third (3rd) anniversary of the effective date if the registration statement registering the underlying warrant shares. In addition to the Placement Agent Warrant, the Company agreed to (i) pay the Placement Agent a cash fee of 7.0% of the gross proceeds received by the Company from the Investor, and (ii) reimburse up to $50,000 of Maxim’s reasonable accountable expenses.

On April 24, 2024, AEG PLC, a 71.8% shareholder of the Company and related party, transferred 100,000 shares of ALCE common stock to an institutional third party, resulting in a decrease in AEG’s ownership of the Company by 0.1%.

On April 25, 2024 Joseph E. Duey, the Company’s Chief Financial Officer, resigned, effective as of April 30, 2024. Mr. Duey will be available to the Company on an as needed basis until May 31, 2024 to provide transitional services and otherwise assist as needed. Mr. Duey has advised the Company that his decision to step down from the role of Chief Financial Officer was not based on any disagreement with the Company on any matter relating to its operations, policies or practices. Mr. Duey is pursuing outside interests not in the renewable energy industry. Vincent Browne, the Company’s Chief Executive Officer, will act as interim Chief Financial Officer. The Company will be seeking a suitable replacement in due course.

On April 30, 2024 AEG and Solis Bond Company, an indirect wholly owned subsidiary and related party, announced that the Bond Trustee granted a technical extension of the Maturity Date until 31 May 2024. As was previously disclosed on 26 February 2024, the Bond Trustee, with approval from a majority of the Bondholders, may further extend the Bonds on a month to month basis to 29 November 2024. On May 1, 2024 Solis made an interest payment of EUR 1,000,000 (€1 million) to the Bondholders, which is approximately 50% of the total interest due for the first quarter of 2024. The remaining interest amount will be paid alongside, and in addition to, the next interest payment due 6 July 2024 from Solis’ ongoing business operations. Solis will incur a late payment penalty in accordance with the Bond Terms, which will also be paid on 6 July 2024.

On April 30, 2024, ALT US 01 LLC (“ALT”), an indirect wholly owned subsidiary and related party, entered into a Membership Interest Purchase and Sale Agreement (the “MIPA”) by and among ALT and C2 Taiyo Fund I, LP (“C2”). Pursuant to the MIPA C2 will sell to ALT 100% of the membership interests in Taiyo Holding LLC (“Target”). The Target owns a portfolio of special purchase vehicles (SPVs) which own and operate a portfolio of solar parks across the United States, with a maximum total production capacity of approximately 80.7 MWp. In exchange, ALT will pay to C2 a Purchase Price (as defined in the MIPA) of approximately $60.2 million, minus debt, for a net purchase price of approximately $15 million, plus net working capital, and which may be further subject to adjustments pursuant to the terms and conditions of the MIPA, and subject to meeting all of the conditions precedent and other applicable terms and conditions of the MIPA. While the MIPA contemplates that closing of the acquisition will take place by no later than June 30, 2024 or such later date as the Parties to the MIPA may agree in writing, the conditions precedent to closing are such that there can be no assurance that the acquisition will be completed in that time or at all. The Company expects to use a mix of debt and equity funding for the purchase of the assets.

On May 6, 2024, the Company received a letter from the listing qualifications department staff of The Nasdaq Stock Market (“Nasdaq”) notifying the Company that for the last 30 consecutive business days, the Company’s minimum Market Value of Listed Securities (“MVLS”) was below the minimum of $35 million required for continued listing on the Nasdaq Capital Market pursuant to Nasdaq listing rule 5550(b)(2). The notice has no immediate effect on the listing of the Company’s common stock, and the Company’s common stock continues to trade on the Nasdaq Capital Market under the symbol “ALCE.” In accordance with Nasdaq listing rule 5810(c)(3)(C), the Company has 180 calendar days, or until November 4, 2024, to regain compliance. The notice states that to regain compliance, the Company’s MVLS must close at $35 million or more for a minimum of ten consecutive business days (or such longer period of time as the Nasdaq staff may require in some circumstances, but generally not more than 20 consecutive business days) during the compliance period ending November 4, 2024. If the Company does not regain compliance by November 4, 2024, Nasdaq staff will provide written notice to the Company that its securities are subject to delisting. At that time, the Company may appeal any such delisting determination to a Hearings Panel. The Company intends to actively monitor the Company’s MVLS between now and November 4, 2024 and may, if appropriate, evaluate available options to resolve the deficiency and regain compliance with the MVLS rule. While the Company is exercising diligent efforts to maintain the listing of its common stock on Nasdaq, there can be no assurance that the Company will be able to regain or maintain compliance with Nasdaq listing standards. LOn May 8, 2024, we issued 330,000 shares of restricted common stock valued at $0.35 per share to a third party consultant in exchange for services.

On May 8, 2024 we issued 100,000 shares of restricted common stock valued at $0.35 per share to a third party consultant in exchange for services.

On May 15, 2024, Mohammed Javade Chaudhri, a Class I director of Alternus Clean Energy, Inc. (the “Company”), notified the Company that they will resign from the Company’s Board of Directors (the “Board”) effective immediately. Mr. Chaudhri’s decision to resign from the Board is solely for personal reasons and is not the result of any disagreement with the Company’s operations, policies or procedures, or any disagreements in respect of accounting principles, financial statement disclosure, or any issue impacting on the committees of the Board on which they served.

26.	Subsequent Events

Management has evaluated subsequent events that have occurred through April 10, 2024, which is the date the financial statements were available to be issued and has determined that there were no subsequent events that required recognition or disclosure in the financial statements as of and for the year ended December 31, 2023, except as disclosed below.

On January 3, 2024, Solis’, an indirect wholly owned subsidiary of the Company and related party, bondholders formally approved an extension of the temporary waivers and the maturity date of the Solis Bonds until January 31, 2024, with the right to further extend to February 29, 2024 at the Solis Bond trustee’s discretion. On January 30, 2024, the Bond Trustee exercised its right to extend the waivers and the maturity date of the Bond Terms to February 29, 2024. On January 31, 2024, Solis provided notice to the trustee of the Solis Bonds of its intent to exercise call options to repay €59.1 million (approximately $69.5 million) of amounts outstanding under the bonds. On February 14, 2024, Solis exercised its call options. On February 26, 2024, the Solis Bond Trustee granted a technical extension to the Solis Bond in order for Solis to exercise its call option, and Solis provided notice to the trustee of its intent to exercise call options to repay €5.7 million (approximately $6.2 million) of amounts outstanding under the bonds. The repayment was completed on March 12, 2024.

Also on February 26, 2024, Solis and a representative group of the bondholders agreed to an additional extension of the temporary waivers and the maturity date of the Solis Bond until April 30, 2024, with the right to further extend to May 31, 2024 at the Bond Trustee’s discretion, and thereafter on a month to month basis to November 29, 2024 at the Bond Trustee’s discretion and approval from a majority of bondholders. This was formally approved by the bondholders on March 12, 2024.

On January 3, 2024, ALT US 08 LLC was incorporated in Delaware as a wholly owned subsidiary of Alternus Energy Americas Inc.

Also on January 3, 2024, a convertible note holder converted all of the principal and accrued interest owed under the note, equal to $1.0 million, into 1,320,000 shares of restricted common stock.

On January 11, 2024, we issued 7,765,000 shares of restricted common stock valued at $1.23 per share to Nordic ESG and Impact Fund SCSp (“Nordic ESG”) has settlement of AEG’s €8m note. This resulted in Nordic ESG becoming a related party and resulted in a decrease of AEG’s ownership of the Company from 80% to 71%.

On January 16, 2024 Solis entered into a sale and purchase agreement to sell one operating park in the Netherlands, Rilland. The sale closed on February 21, 2024 and Solis received EUR 6.5 million (approximately $7 million). The proceeds were used to pay down the Solis Bond.

Also on January 16, 2024, AEG MH 04 Limited was incorporated in Ireland as a wholly owned subsidiary of Alternus Lux 01 S.a.r.l.

On January 17, 2024, a subsidiary of the Company known as AEG JD 03 Limited changed its name to Alternus Europe Limited.

On January 19, 2024, all operating parks in Poland were sold by Solis in exchange for EUR 54.4 million (approximately $59.1 million). The proceeds were used to pay down the Solis Bond.

On January 23, 2024 we issued 81,301 shares of restricted common stock valued at $1.01 per share to a third party consultant in exchange for services.

On February 5, 2024 we amended and restated a promissory note originally issued October 3, 2023, such that the outstanding amount owed was increased from $3.2 million to $3.55 million and the maturity date was extended to February 28, 2025; we also issued to the noteholder warrants to purchase up to 90,000 shares of restricted common stock, exercisable at $0.01 per share having a 5 year term and fair value of $86 thousand.

On February 20, 2024 we issued 100,000 shares of restricted common stock valued at $0.35 per share to a third party consultant in exchange for services.

On March 19, 2024 we entered into a settlement agreement with Clean Earth Acquisitions Sponsor, LLC , a related party, and SPAC Sponsor Capital Access (“SCA”) pursuant to which, among other things, we agreed to repay Sponsor’s debt to SCA, related to the CLIN SPAC entity extensions, in the amount of $1.4 million and issue 225,000 shares of restricted common stock valued at $0.47 per share to SCA.

On March 20, 2024, we received a letter from The Nasdaq Stock Market notifying us that, because the closing bid price for our common stock has been below $1.00 per share for 30 consecutive business days, our common stock no longer complies with the minimum bid price requirement for continued listing on The Nasdaq Capital Market. We intend to actively monitor the bid price for our common stock between now and September 16, 2024 and will consider available options to regain compliance with the minimum bid price requirement.